NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Company Background

Alpha Modus, Corp. was incorporated in the State of Florida on July 11, 2014. On December 13, 2024, Alpha Modus Holdings, Inc. (the “Company,” “we,” “us,” and “our,” or “Alpha Modus”), a Delaware corporation then known as “Insight Acquisition Corp.” and which was then a blank check company, acquired Alpha Modus, Corp. in the business combination described below, and changed its name to “Alpha Modus Holdings, Inc.” Following the business combination, the Company’s operations became those of Alpha Modus, Corp.

On August 11, 2025, the Company incorporated a new wholly owned subsidiary, Alpha Modus Financial Services, LLC in the State of North Carolina.

Nature of Operations

Alpha Modus Holdings, Inc., through its operating subsidiaries, is a technology and intellectual property company focused on the development, protection, licensing, and commercialization of data-driven systems designed to enhance consumer engagement and decision-making within physical retail environments. The Company was founded in 2014 and is headquartered in Cornelius, North Carolina.

Alpha Modus’ core strategy centers on the creation, licensing and enforcement of a proprietary patent portfolio covering systems and methods for real-time monitoring, analysis, and response to consumer behavior at or near the point of purchase. The Company’s technology is designed to convert previously unstructured consumer interaction data into actionable insights using advanced analytics and artificial intelligence. These insights may be used to support personalized marketing, dynamic digital engagement, smart planograms, inventory management, and enhanced in-store customer assistance.

Business Combination

On December 13, 2024, the parties to a Business Combination Agreement, including the Company and Alpha Modus, Corp., consummated a business combination (the “Business Combination”) pursuant to which Alpha Modus, Corp. was acquired by the Company, the pre-closing owners of Alpha Modus, Corp. were issued a majority of the capital stock of the Company, and the business of Alpha Modus, Corp. prior to closing became the business of the Company following closing. Immediately upon the consummation of the Business Combination, Alpha Modus, Corp. (“Alpha Modus”) became a wholly owned subsidiary of the Company, and the Company changed its name to “Alpha Modus Holdings, Inc.,” (“Holdings”). In accordance with ASC 805, in a business combination, one of the combining entities shall be identified as the accounting acquirer. Management evaluated ASC 805-10-55-11 through 55-15 to make this determination. Management assessed the various criteria to identify the accounting acquirer; form of consideration, relative voting rights, large minority interest, composition of the governing body, composition of management, terms of the exchange of equity interests and relative size. Management determined that Alpha Modus would be the accounting acquirer, based on the voting rights after the combination, large minority interest, composition of board and management and relative size. Management evaluated which entity constituted a business based on the assets acquired and liabilities assumed along with the inputs and processes of the entities. Management determined that Alpha Modus constituted a business and that the substance of the transaction was a recapitalization of Alpha Modus, often referred to as a reverse recapitalization. Accordingly, the Business Combination was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Under this method of accounting, Holdings was treated as the acquired company for financial reporting purposes. The net assets of Holdings were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination were those of Alpha Modus. All periods prior to the Business Combination have been retrospectively adjusted using the exchange ratio in the Business Combination for the equivalent number of shares outstanding immediately after the closing to effect the reverse recapitalization.

In the Business Combination, the Company issued 5,295,000 shares of common stock and 7,500,000 shares of Series C Preferred Stock to Legacy Alpha Modus’ shareholders as merger consideration in the Business Combination, and the Company issued 1,817,308 shares of common stock to various parties as required by the Business Combination Agreement. Immediately following the Business Combination there were 12,455,252 shares of the Company’s common stock (all Class A common stock) issued and outstanding, and 7,500,000 shares of the Company’s Series C Preferred Stock issued and outstanding.

Risks and Uncertainties

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any share redemption or other share repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise will depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury.

NOTE 1 – NATURE OF OPERATIONS

Company Background

Alpha Modus Corp. (the “Company,” “we,” “us,” “our,” or “Alpha Modus”), was incorporated in the State of Florida on July 11, 2014.

Nature of Operations

Alpha Modus was founded as an artificial intelligence software as a service provider. As of January 2020, Alpha Modus abandoned its software and deemed it not technologically feasible. Since that time, the Company has focused on developing its patents. Alpha Modus was awarded US Patent No. 10,360,571 (the “571 Patent”) on July 23, 2019. Since August 2019, Alpha Modus has focused on research and development to expand claims of the 571 Patent. The Company began commercialization efforts of the 571 Patent family in 2024.

Business Combination

On December 13, 2024, the parties to the Business Combination Agreement consummated the Business Combination. Immediately upon the consummation of the Business Combination, Alpha Modus, Corp. (“Alpha Modus”) became a wholly owned subsidiary of the Company, the Company changed its name to “Alpha Modus Holdings, Inc.,” (“Holdings”). In accordance with ASC 805, in a business combination, one of the combining entities shall be identified as the accounting acquirer. Management evaluated ASC 805-10-55-11 through 55-15 to make this determination. Management assessed the various criteria to identify the accounting acquirer; form of consideration, relative voting rights, large minority interest, composition of the governing body, composition of management, terms of the exchange of equity interests and relative size. Management determined that Alpha Modus would be the accounting acquirer, based on the voting rights after the combination, large minority interest, composition of board and management and relative size. Management evaluated which entity constituted a business based on the assets acquired and liabilities assumed along with the inputs and processes of the entities. Management determined that Alpha Modus constitutes a business and that the substance of the transaction is a recapitalization of Alpha Modus often referred to as a reverse recapitalization. Accordingly, the merger will be accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Under this method of accounting, Holdings will be treated as the acquired company for financial reporting purposes. The net assets of Holdings will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the merger will be those of Alpha Modus. All periods prior to the Merger have been retrospectively adjusted using the Exchange Ratio for the equivalent number of shares outstanding immediately after the Closing to effect the reverse recapitalization.

In the Business Combination, the Company issued 5,295,000 shares of common stock and 7,500,000 shares of Series C Preferred Stock to Legacy Alpha Modus’ shareholders as merger consideration in the Business Combination, and the Company issued 1,817,308 shares of common stock to various parties as required by the Business Combination Agreement. Immediately following the Business Combination there were 12,455,252 shares of the Company’s common stock (all Class A common stock) issued and outstanding, and 7,500,000 shares of the Company’s Series C Preferred Stock issued and outstanding.

Risks and Uncertainties

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any share redemption or other share repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise will depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury.

During the second quarter of 2024, the Internal Revenue Service issued final regulations with respect to the timing and payment of the excise tax. These regulations provided that the filing and payment deadline for any liability incurred during the period from January 1, 2023 to December 31, 2023 would be October 31, 2024. The Company is currently evaluating its options with respect to this obligation. Any amount of such excise tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.

While we previously believed that the Excise Tax may have applied to redemptions of our Class A common stock in connection with our Business Combination completed in 2024, based on the November 24, 2025, final regulations, we no longer believe the Excise Tax applies to the Company’s prior common stock redemptions, since those redemptions occurred solely with respect to redeemable stock issued by the Company in its original IPO in September 2021, such that those redemptions are not treated as stock repurchases for purposes of IRC Section 4501 because that stock was outstanding prior to August 16, 2022. Accordingly, as of December 31, 2025, the Company’s financial statements reflect the removal of the Excise Tax liability of $2,348,302.

If our conclusions regarding the applicability of the transition relief provided by the November 24, 2025, final regulations described above are incorrect, we could still be subject to liability arising from the Excise Tax.